Liquidity and Management's Plans - Additional Information (Detail) - USD ($)	May. 13, 2015	Mar. 31, 2015	Dec. 31, 2014	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Bankruptcy [Line Items]
Cash and cash equivalents		$ 83,951	$ 365,161	$ 456	$ 217	$ 857,702
Subsequent Event [Member]
Bankruptcy [Line Items]
Cash and cash equivalents	$ 7,000